Summary of Significant Accounting Policies (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Fair value measurement, accounting policy exception [true false]	true
Financing receivable, modified, return to accrual status, required payment performance period	6 months
Foreclosed assets measurement finalization period after foreclosure	90 days
Debt securities, held-to-maturity, accounting policy election, not to measure allowance for credit loss for accrued interest [true false]	true
Financing receivable, accounting policy election, not to measure allowance for credit loss for accrued interest [true false]	true
Net investment in lease, accounting policy election, not to measure allowance for credit loss for accrued interest [true false]	true
Lessor, direct financing lease, existence of option to extend [true false]	true
Lessor, direct financing lease, existence of lessee option to purchase underlying asset [true false]	true
Lessor, direct financing lease, existence of option to terminate [true false]	true
Lessor, sales-type lease, existence of option to extend [true false]	true
Lessor, sales-type lease, existence of lessee option to purchase underlying asset [true false]	true
Lessor, sales-type lease, existence of option to terminate [true false]	true
Lease, practical expedient, lessor single lease component [true false]	true
Lessee, operating lease, existence of option to extend [true false]	true
Lessee, operating lease, existence of option to terminate [true false]	true
Property, plant and equipment, depreciation method [Extensible Enumeration]	Depreciation Method, Straight-Line [Member]
Depreciation and amortization expense for premises and equipment	$ 1.7	$ 1.4	$ 1.3
Defined benefit plan, pension amortization, pension actuarial gain or loss amortization corridor percentage	5.00%
Defined benefit plan, pension amortization, estimated average remaining participation period	17 years
Customer relationship and other amortized intangibles [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	10 years
Building and building improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	40 years
Furniture and equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	8 years
Total Commercial [Member]
Summary of Significant Accounting Policies [Line Items]
Financing receivable, threshold period past due, nonaccrual status	90 days
Financing receivable, threshold period past due, writeoff	180 days
Total Consumer [Member] | Residential mortgage [Member]
Summary of Significant Accounting Policies [Line Items]
Financing receivable, threshold period past due, nonaccrual status	120 days
Financing receivable, threshold period past due, writeoff	180 days
Total Consumer [Member] | First lien mortgage [Member]
Summary of Significant Accounting Policies [Line Items]
Financing receivable, threshold period past due, nonaccrual status	120 days
Total Consumer [Member] | Auto [Member]
Summary of Significant Accounting Policies [Line Items]
Financing receivable, threshold period past due, writeoff	120 days
Total Consumer [Member] | Credit card [Member]
Summary of Significant Accounting Policies [Line Items]
Financing receivable, threshold period past due, writeoff	180 days
Total Consumer [Member] | Unsecured loan [Member]
Summary of Significant Accounting Policies [Line Items]
Financing receivable, threshold period past due, writeoff	120 days
Total Consumer [Member] | Unsecured line of credit [Member]
Summary of Significant Accounting Policies [Line Items]
Financing receivable, threshold period past due, writeoff	180 days
Total Consumer [Member] | Other secured loan [Member]
Summary of Significant Accounting Policies [Line Items]
Financing receivable, threshold period past due, writeoff	120 days
Total Consumer [Member] | Credit card and consumer lines of credit [Member]
Summary of Significant Accounting Policies [Line Items]
Financing receivable accrued interest, threshold period past due, writeoff	180 days